ADVANCED SERIES TRUST

AST Large-Cap Value Portfolio

Supplement dated July 1, 2022, to the
Currently Effective Summary Prospectus, Prospectus
and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Summary Prospectus, Prospectus (the Prospectus) and Statement of Additional Information (SAI) for Advanced Series Trust (the Trust) relating to the AST Large-Cap Value Portfolio (the Portfolio). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus.

Effective immediately, W. Michael Reckmeyer no longer serves as a portfolio manager for the Portfolio.

To reflect this change, effective immediately, all references to Mr. Reckmeyer are hereby removed from the Trust’s Prospectus and SAI and the Summary Prospectus relating to the Portfolio.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

169SUP1